SEI TAX EXEMPT TRUST

Institutional Tax Free Fund
(the "Fund")

Supplement dated April 15, 2016
to the Class A Shares Prospectus dated December 31, 2015, as amended on February 12, 2016

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Fund's Portfolio Management

Under the heading titled "Sub-Adviser," under the section titled "Management," in the Fund Summary for the Fund, the reference to "BofA Advisors, LLC" is hereby deleted and replaced with "BlackRock Advisors, LLC".

In addition, under the section titled "Sub-Adviser," the text relating to BofA Advisors, LLC is hereby deleted and replaced with the following:

BlackRock Advisors, LLC: BlackRock Advisors, LLC ("BAL"), 100 Bellevue Parkway, Wilmington, Delaware 19809, an indirect, wholly-owned subsidiary of BlackRock, Inc., provides investment services to the Institutional Tax Free Fund pursuant to an investment sub-advisory agreement. BAL was organized in 1994 to perform advisory services for investment companies. As of December 31, 2015, assets under management were approximately $4.65 trillion for BAL and its affiliates.

There are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1028 (04/16)

SEI TAX EXEMPT TRUST

Tax Free Fund
(the "Fund")

Supplement dated April 15, 2016
to the Class A Shares Prospectus dated December 31, 2015, as amended on February 12, 2016

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Fund's Portfolio Management

Under the heading titled "Sub-Adviser," under the section titled "Management," in the Fund Summary for the Fund, the reference to "BofA Advisors, LLC" is hereby deleted and replaced with "BlackRock Advisors, LLC".

In addition, under the section titled "Sub-Adviser," the text relating to BofA Advisors, LLC is hereby deleted and replaced with the following:

BlackRock Advisors, LLC: BlackRock Advisors, LLC ("BAL"), 100 Bellevue Parkway, Wilmington, Delaware 19809, an indirect, wholly-owned subsidiary of BlackRock, Inc., provides investment services to the Tax Free Fund pursuant to an investment sub-advisory agreement. BAL was organized in 1994 to perform advisory services for investment companies. As of December 31, 2015, assets under management were approximately $4.65 trillion for BAL and its affiliates.

There are no other changes to the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1029 (04/16)

SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
Short Duration Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Institutional Tax Free Fund
Tax Free Fund
Tax-Advantaged Income Fund
(the "Funds")

Supplement dated April 15, 2016
to the Statement of Additional Information (the "SAI") dated December 31, 2015, as amended on February 12, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Sub-Advisers for the Institutional Tax Free and Tax Free Funds

On the cover page of the SAI, the reference to BofA Advisors, LLC is hereby deleted and replaced with "BlackRock Advisors, LLC".

Under the heading titled "The-Sub-Advisers," under the section titled "The Adviser and Sub-Advisers," the text relating to BofA Advisors, LLC is hereby deleted and replaced with the following:

Blackrock Advisors, LLC—BlackRock Advisors, LLC ("BAL") serves as a Sub-Adviser to a portion of the assets of the Institutional Tax Free and Tax Free Funds. BAL is an investment adviser registered with the SEC. BAL is a wholly owned indirect subsidiary of BlackRock, Inc. ("BlackRock"), an independent and publicly-traded corporation incorporated in Delaware and headquartered in New York, New York. As of December 31, 2015, PNC Financial Services Group, Inc. owned 22.2% of BlackRock and institutional investors, employees and the public held economic interest of 77.8% of BlackRock.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

At a special meeting of the shareholders of the Funds that are series of SEI Tax Exempt Trust (the "Trust"), held on January 15, 2016, shareholders voted to elect, as a slate of nominees, each of the current Trustees and one new independent Trustee, Ms. Susan C. Cote, to the Board of Trustees of the Trust (the "Board"). Accordingly, the below changes are hereby made to the SAI to reflect this change to the Board.

Under the section titled "Members of the Board," under the heading titled "Trustees and Officers of the Trust," the first sentence is hereby deleted and replaced with the following:

There are eight members of the Board, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees").

In addition, under the same heading, under the section titled "Independent Trustees," the following paragraph is hereby added as the last paragraph in the section:

SUSAN C. COTE (DOB 11/07/54)—Trustee (since 2016)—Retired since July 2015. Americas Director of Asset Management, Ernst & Young LLP from 2006-2013. Global Asset Management Assurance Leader, Ernst & Young LLP from 2006-2015. Partner, Ernst & Young LLP from 1997-2015; Prudential, 1983-1997. Member of the Ernst & Young LLP Retirement Investment Committee. Treasurer and Chair of Finance, Investment and Audit Committee of the New York Women's Foundation. Trustee of SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Institutional Managed Trust and SEI Institutional International Trust. Independent Consultant to SEI Liquid Asset Trust.

In addition, under the same heading, under the section titled "Individual Trustee Qualifications," the following paragraph is hereby added as the ninth paragraph of the section:

The Trust has concluded that Ms. Cote should serve as Trustee because of her education, knowledge of financial services and investment management, and 18 years of experience as a partner at a major accounting firm, where she served as both the Global Asset Management Assurance Leader and the Americas Director of Asset Management, and other professional experience gained through her prior employment and directorships.

In addition, under the same heading, under the section titled "Board Standing Committees," under the sub-section titled "Audit Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Audit Committee.

In addition, under the same heading, under the same section, under the sub-section titled "Governance Committee," the reference to "Ms. Lesavoy" is hereby deleted and replaced with "Mmes. Lesavoy and Cote" to reflect Ms. Cote's addition as a member of the Governance Committee.

In addition, under the same heading, under the section titled "Fund Shares Owned by Board Members," the following text, and footnote, is hereby added to, and below, the chart:

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)**
Ms. Cote[1]	None	None

1  Elected by shareholders to the Board on January 15, 2016.

In addition, under the same heading, under the section titled "Board Compensation," the following text, and footnote, is hereby added to, and below, the chart:

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Ms. Cote[1]	$0	N/A	N/A	$0

1  Elected by shareholders to the Board on January 15, 2016.

In addition, under the same heading, the section titled "Independent Consultant" is hereby deleted.

Other than as set forth herein, there are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1030 (04/16)